Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related party rent expense	$ 35,000	$ 35,000	$ 139,000	$ 139,000